CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Long-term Investments, ACELAND Investment Limited (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 24, 2016	Dec. 31, 2010	Dec. 31, 2016	Jun. 30, 2011	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Equity pick up of gain (loss) of an associate					$ 984	$ (13,954)	$ (8,878)
ACELAND
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Payments to acquire equity method investments		$ 2,100
Contribution of equity investment through a shareholder loan				$ 7,100
Equity method investment, ownership interest (as a percent)			35.00%		35.00%
Proceeds from sale, maturity and collection of investments	$ 8,200		$ 6,700
Equity pick up of gain (loss) of an associate					$ 1,000
Equity Method Investment, Other than Temporary Impairment						$ 1,000
Carrying amount of the investment			$ 2,600		$ 2,600
Wireless City | ACELAND
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Equity method investment, ownership interest (as a percent)						5.82%
Proceeds from sale, maturity and collection of investments	$ 23,500